Intangible Assets (including Goodwill) - Summary of Intangible Assets (Including Goodwill) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	$ 391,737
Amortization	106,693	$ 83,828	$ 78,461
Intangible assets including goodwill ending balance	421,814	391,737
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	525,263	504,383
Additions	129,158	106,078
Disposal	(42,377)	(65,931)
Effect of Exchange Rate Movements	12,431	(19,267)
Intangible assets including goodwill ending balance	624,475	525,263	504,383
Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	(133,526)	(121,100)
Amortization	106,693	83,828
Impairment	1,528	641
Disposal	42,377	65,833
Effect of Exchange Rate Movements	3,291	(6,210)
Intangible assets including goodwill ending balance	(202,661)	(133,526)	(121,100)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	287,285
Intangible assets including goodwill ending balance		287,285
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	1,472,145	1,472,145
Intangible assets including goodwill ending balance	1,472,145	1,472,145	1,472,145
Goodwill | Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	(1,184,860)	(1,184,860)
Impairment	287,285
Intangible assets including goodwill ending balance	(1,472,145)	(1,184,860)	(1,184,860)
Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	72,254
Intangible assets including goodwill ending balance	130,819	72,254
Computer Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	103,540	68,196
Additions	122,721	106,078
Disposal	(42,377)	(65,931)
Effect of Exchange Rate Movements	3,332	(4,803)
Intangible assets including goodwill ending balance	187,216	103,540	68,196
Computer Software | Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	(31,286)	(57,309)
Amortization	64,825	42,379
Impairment	1,528	641
Disposal	42,377	65,833
Effect of Exchange Rate Movements	1,135	(3,210)
Intangible assets including goodwill ending balance	(56,397)	(31,286)	(57,309)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	160,852
Intangible assets including goodwill ending balance	155,729	160,852
Trademarks | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	213,512	227,976
Effect of Exchange Rate Movements	9,099	(14,464)
Intangible assets including goodwill ending balance	222,611	213,512	227,976
Trademarks | Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	(52,660)	(43,959)
Amortization	12,066	11,701
Effect of Exchange Rate Movements	2,156	(3,000)
Intangible assets including goodwill ending balance	(66,882)	(52,660)	(43,959)
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	81,799
Intangible assets including goodwill ending balance	66,463	81,799
Customer Relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	107,359	107,359
Intangible assets including goodwill ending balance	107,359	107,359	107,359
Customer Relationships | Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	(25,560)	(10,224)
Amortization	15,336	15,336
Intangible assets including goodwill ending balance	(40,896)	(25,560)	(10,224)
Developed Technology Acquired
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	76,832
Intangible assets including goodwill ending balance	62,420	76,832
Developed Technology Acquired | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	100,852	100,852
Intangible assets including goodwill ending balance	100,852	100,852	100,852
Developed Technology Acquired | Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill beginning balance	(24,020)	(9,608)
Amortization	14,412	14,412
Intangible assets including goodwill ending balance	(38,432)	$ (24,020)	$ (9,608)
Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets including goodwill ending balance	6,383
Patents | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	6,437
Intangible assets including goodwill ending balance	6,437
Patents | Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	54
Intangible assets including goodwill ending balance	$ (54)